Financial Instruments - Summary of Financial Instruments Measured at Fair Value (Detail)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Other Investments- Equity Securities [Member] | FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Market comparison technique: The valuation model is based on market multiple derived from quoted prices of companies comparable to the investee.	Market comparison technique: The valuation model is based on market multiple derived from quoted prices of companies comparable to the investee.
Significant unobservable inputs	Net revenue multiple: March 31, 2025: 3.7 - 4.8
Inter- relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if: – the net revenue multiple was higher (lower)	The estimated fair value would increase (decrease) if: – the net revenue multiple was higher (lower)
Other Investments- Equity Securities [Member] | FVOCI [Member] | PasajeBus SpA [Member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Market comparison technique: The valuation model is based on market multiple derived from quoted prices of companies comparable to the investee.	Market comparison technique: The valuation model is based on market multiple derived from quoted prices of companies comparable to the investee.
Significant unobservable inputs	Net revenue multiple: 2Net EBITDA multiple: 9.6
Inter- relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if: – the net revenue multiple was higher (lower)– the net EBITDA multiple was higher (lower)	The estimated fair value would increase (decrease) if: – the net revenue multiple was higher (lower)– the net EBITDA multiple was higher (lower)
Other Investments- Equity Securities [Member] | FVOCI [Member] | Atlas Visa, Inc [Member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Price of recent transaction	Price of recent transaction
Significant unobservable inputs	Not applicable (N.A.)
Inter- relationship between significant unobservable inputs and fair value measurement	N.A.	N.A.
Other Liabilities Related to Business Combinations [Member] | Simplotel [Member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Monte Carlo Simulation (MCS): The valuation model incorporates assumptions as to volatility, risk free interest rate, discount rate, revenue and earnings before interest, tax, depreciation and amortisation (EBITDA).	Monte Carlo Simulation (MCS): The valuation model incorporates assumptions as to volatility, risk free interest rate, discount rate, revenue and earnings before interest, tax, depreciation and amortisation (EBITDA).
Significant unobservable inputs	Volatility: March 31, 2025: 23.2% - 48.0%Risk free interest rate: March 31, 2025: 6.60%Discount rate: March 31, 2025: 13.3% - 19%Revenue for 12 months ended on March 31, 2026: USD 2,579 (March 31, 2025 (Revenue for 12 months ended September 30, 2025) : USD 3,054)EBITDA for 12 months ended on March 31, 2026: USD 474 (March 31, 2025 (EBITDA for 12 months ended September 30, 2025): USD 385)
Inter- relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if: – the volatility was higher (lower)– the risk free interest rate was lower (higher)– the discount rate was lower (higher)– the revenue was higher (lower)– the EBITDA was higher (lower)	The estimated fair value would increase (decrease) if: – the volatility was higher (lower)– the risk free interest rate was lower (higher)– the discount rate was lower (higher)– the revenue was higher (lower)– the EBITDA was higher (lower)
Other Liabilities Related to Business Combinations [Member] | Savaari [Member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Monte Carlo Simulation (MCS): The valuation model incorporates assumptions as to volatility, risk free interest rate, discount rate, net revenue, servicing margin, profit before tax and certain financial parameters.	Monte Carlo Simulation (MCS): The valuation model incorporates assumptions as to volatility, risk free interest rate, discount rate, net revenue, servicing margin, profit before tax and certain financial parameters.
Significant unobservable inputs	Volatility: 17.9% - 42.1% (March 31, 2025: 22.3% - 40.5%)Risk free interest rate: 6.55% (March 31, 2025: 6.55%)Discount rate: 15.0%-20.0% (March 31, 2025: 17.4%-25.0%)Net revenue - USD 6,713 - USD 10,446 (March 31, 2025: USD 9,217 - USD 14,575)Servicing margin - USD 1,032 - USD 1,576 (March 31, 2025: USD 1,424 - USD 2,199)Profit before tax - USD 879 - USD 1,633 (March 31, 2025: USD 2,124 - USD 4,345)Financial parameters - N.A. (March 31, 2025: USD 4,549 - USD 6,656)
Inter- relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if: – the volatility was lower (higher)– the risk free interest rate was lower (higher)– the discount rate was lower (higher)– the net revenue was higher (lower)– the servicing margin was higher (lower)– the profit before tax was higher (lower)– the financial parameters were higher (lower)	The estimated fair value would increase (decrease) if: – the volatility was lower (higher)– the risk free interest rate was lower (higher)– the discount rate was lower (higher)– the net revenue was higher (lower)– the servicing margin was higher (lower)– the profit before tax was higher (lower)– the financial parameters were higher (lower)